Schedule I: Parent-only Financial Statements	12 Months Ended
Dec. 31, 2013
Schedule I: Parent-only Financial Statements

Jason Partners Holdings Inc.

Schedule I: Parent-only Financial Statements

Jason Partners Holdings Inc.

Condensed Statements of Income

(in thousands, except share and per share amounts)

	For the Years Ended December 31,
	2011	2012	2013
Equity in net income of Jason Holdings, Inc. I (net of tax)	$9,308	$14,665	$24,088

Net income	9,308	14,665	24,088
Preferred stock dividends and redemption premium accretion	3,733	6,312	2,405

Net income available to common shareholders	$5,575	$8,353	$21,683

Basic and diluted earnings per common share	$5,575	$8,353	$21,683
Basic and diluted weighted average number of shares outstanding	1,000	1,000	1,000

Jason Partners Holdings Inc.

Schedule I: Parent-only Financial Statements

Jason Partners Holdings Inc.

Condensed Statements of Comprehensive Income

(in thousands)

	For the Years Ended December 31,
	2011	2012	2013
Net income	$9,308	$14,665	$24,088
Other comprehensive income (loss), net of tax:
Employer retirement plan adjustments	(1,236)	(541)	1,002
Foreign currency translation adjustments	(1,607)	1,073	1,731

Total other comprehensive income (loss)	(2,843)	532	2,733

Comprehensive income	$6,465	$15,197	$26,821

Jason Partners Holdings Inc.

Schedule I: Parent-only Financial Statements

Jason Partners Holdings Inc.

Condensed Balance Sheets

(in thousands, except share and per share amounts)

	December 31,
	2012	2013
Assets
Investment in equity of Jason Holdings, Inc. I	94,926	30,472
Mezzanine Equity—$0.001 par value; 49,000 shares authorized, 35,000 shares issued and outstanding at December 31, 2012 and 0 shares issued and outstanding at December 31, 2013	46,010	—

Shareholder’s Equity
Common Stock—$0.001 par value; 1,000 shares authorized, issued, and outstanding	—	—
Additional paid-in capital	37,919	25,358
Retained earnings	13,256	4,640
Accumulated other comprehensive loss	(2,259)	474

Total stockholders’ equity	$48,916	$30,472